Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity	The following is a summary of stock option activity during the year ended December 31, 2023:

(Amounts in thousands, except options, prices, and averages)	Number of Options	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Term
Outstanding—January 1, 2023	44,102,582	$2.77
Options granted	3,441,481	$1.12
Options exercised	(1,815,117)	$0.14
Options cancelled or forfeited	(7,608,884)	$6.48
Options expired	(3,013,619)	$0.90
Outstanding—December 31, 2023	35,106,443	$1.51	$101.9	6.1

Vested and exercisable—December 31, 2023	30,133,812	$1.52	$217.6	4.9
Options expected to vest	4,972,966	$1.44	$0.3	8.4
Options vested and expected to vest—December 31, 2023	35,106,778	$1.51	$45.3	6.1

Schedule of Fair Value Assumptions	The assumptions used to estimate the fair value of stock options granted are as follows:

	Year Ended December 31,
	2023		2022
(Amounts in dollars, except percentages)	Range	Weighted Average	Range	Weighted Average
Fair value of Better's Common O Stock	$0.40 - $1.1	$1.01	$1.12 - $4.84	$1.45
Expected volatility	76.50% - 77.40%	76.7%	72.58 - 76.74%	76.4%
Expected term (years)	5.0 - 6.1	5.8	5.0 - 6.0	6.0
Risk-free interest rate	3.60% - 4.20%	4.00%	1.96% - 4.22%	3.75%

Summary of RSU Activity	The following is a summary of RSU activity during the year ended December 31, 2023:

(Amounts in thousands, except shares and averages)	Number of Shares	Weighted Average Grant Date Fair Value
Unvested—December 31, 2022	24,459,378	$3.99
RSUs granted	15,006,472	$1.09
RSUs vested (1)	(21,077,695)	$2.02
RSUs cancelled or forfeited	(6,911,626)	$3.68
Unvested—December 31, 2023	11,476,529	$2.49
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(1)Included in the vested activity are 20.5 million RSUs awards containing service and performance-based vesting conditions (“Double Trigger RSUs”) which represents the right to receive one share of the Company’s Class B Common Stock when fully vested. These RSUs are eligible to vest following the achievement of an initial public offering (“Liquidity Event”). These RSUs are subject to the risk of forfeiture until vested by virtue of continued employment or service to the Company. The Liquidity Event vesting condition was deemed satisfied upon the closing of the Business Combination on August 24, 2023. Upon closing of the Business Combination (and for the year ended December 31, 2023), the Company recognized compensation expense on a straight-line basis considering the applicable requisite service period. During the years ended December 31, 2023, the Company recorded stock-based compensation expense of $35.2 million related to Double Trigger RSUs. The grant date fair value of the Double Trigger RSUs is based on the Company’s 409A pre–Liquidity Event at the time of the grant.

Schedule of Stock-Based Compensation Expense	The total of all stock-based compensation expense related to employees are reported in the following line items within the consolidated statements of operations and comprehensive loss:

	Year Ended December 31,
(Amounts in thousands)	2023	2022
Mortgage platform expenses	$8,643	$4,602
Other platform expenses	2,239	755
General and administrative expenses	37,204	19,910
Marketing expenses	257	652
Technology and product development expenses(1)	5,802	4,623
Total stock-based compensation expense	$54,145	$30,542
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(1)Technology and product development expense excludes $4.1 million and $4.1 million of stock-based compensation expense, which was capitalized (see Note 9) for the years ended December 31, 2023 and 2022, respectively